Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule V-Valuation and Qualifying Accounts
Schedule V-Valuation and Qualifying Accounts

December 31, 2013, 2012 and 2011

Schedule V—Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2013:
Valuation allowance for mortgage loans on real estate	$3,646	$(1,599)	$0	$0	$2,047
Valuation allowance for uncollectible agents balances	4,530	(68)	0	0	4,462
Valuation allowance for uncollectible accounts	16	6	0	0	22
Total	$8,192	$(1,661)	$0	$0	$6,531

2012:
Valuation allowance for mortgage loans on real estate	$5,381	$(1,735)	$0	$0	$3,646
Valuation allowance for uncollectible agents balances	4,655	(67)	0	58	4,530
Valuation allowance for uncollectible accounts	43	(27)	0	0	16
Total	$10,079	$(1,829)	$0	$58	$8,192

2011:
Valuation allowance for deferred tax assets	$10,523	$(10,523)	$0	$0	$0
Valuation allowance for mortgage loans on real estate	12,434	679	0	7,732	5,381
Valuation allowance for uncollectible agents balances	4,671	(16)	0	0	4,655
Valuation allowance for uncollectible accounts	0	43	0	0	43
Total	$27,628	$(9,817)	$0	$7,732	$10,079